Income Tax - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of income taxes [line items]
Applied tax rate	20.00%	17.00%
Income tax on unappropriated earnings	5.00%	10.00%
Taxable temporary differences associated with the investments in subsidiaries for which no deferred tax liabilities recognized	$ 28,810,874		$ 27,139,427	$ 907,370
Subsidiaries [member] | China [member]
Disclosure of income taxes [line items]
Applied tax rate	25.00%	25.00%
Reduction tax rate	15.00%